UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2018

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%		$129,909,845
(COST $132,029,659)

Consumer Discretionary - 14.1%		18,412,332
Automobiles - 1.0%
Harley-Davidson, Inc.	28,250	1,281,985
Distributors - 0.7%
LKQ Corp. (a)	23,775	938,637
Household Durables - 0.5%
TopBuild Corp. (a)	8,752	609,489
Leisure Products - 1.1%
Brunswick Corp.	25,600	1,464,320
Media - 5.2%
CBS Corp. Class B	47,175	2,498,860
The Walt Disney Co.	15,850	1,635,086
Viacom Inc. Class B	79,200	2,640,528
Multiline Retail - 3.0%
Kohl's Corp.	19,935	1,317,504
Target Corp.	34,885	2,630,678
Specialty Retail - 1.6%
Bed Bath & Beyond Inc.	61,875	1,326,600
Lumber Liquidators Holdings, Inc. (a)	35,375	819,285
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.	64,400	1,249,360

Consumer Staples - 6.4%		8,253,052
Food & Staples Retailing - 4.4%
CVS Health Corp.	33,200	2,248,636
Walgreens Boots Alliance, Inc.	37,075	2,554,097
Walmart Inc.	9,925	893,349
Household Products - 2.0%
Kimberly-Clark Corp.	14,593	1,618,656
The Procter & Gamble Co.	11,950	938,314

Energy - 7.9%		10,261,740
Energy Equipment & Services - 1.2%
Schlumberger Ltd.	23,144	1,519,172
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.	10,422	594,471
Chevron Corp.	10,295	1,152,216
Devon Energy Corp.	61,425	1,883,905
EOG Resources, Inc.	11,825	1,199,291
Exxon Mobil Corp.	38,820	2,940,227
Noble Energy, Inc.	32,600	972,458

1

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Financials - 18.4%		$23,993,419
Banks - 12.4%
Associated Banc-Corp	52,827	1,304,827
Bank of America Corp.	99,850	3,205,185
CIT Group Inc.	33,700	1,787,785
Citigroup Inc.	37,600	2,838,424
First Horizon National Corp.	69,885	1,331,309
JPMorgan Chase & Co.	24,605	2,841,877
PNC Financial Services Group, Inc.	7,545	1,189,545
SunTrust Banks, Inc.	11,000	768,240
Zions Bancorporation	15,025	825,924
Capital Markets - 4.3%
Northern Trust Corp.	14,085	1,491,179
State Street Corp.	26,550	2,818,282
The Goldman Sachs Group, Inc.	5,150	1,354,089
Consumer Finance - 0.6%
Discover Financial Services	9,620	758,345
Insurance - 1.1%
FNF Group	37,025	1,478,408

Health Care - 19.8%		25,853,805
Biotechnology - 7.0%
AbbVie Inc.	18,875	2,186,291
Amgen Inc.	9,400	1,727,438
Celgene Corp. (a)	27,875	2,428,470
Exact Sciences Corp. (a)	49,025	2,187,005
Shire PLC ADR	4,427	566,656
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	22,200	1,339,326
Zimmer Biomet Holdings, Inc.	10,950	1,272,937
Health Care Providers & Services - 6.9%
Express Scripts Holding Co. (a)	38,075	2,872,759
Hanger, Inc. (a)	149,825	2,232,392
HCA Healthcare, Inc.	14,400	1,429,200
McKesson Corp.	16,610	2,478,710
Pharmaceuticals - 3.9%
Johnson & Johnson	8,985	1,166,972
Merck & Co., Inc.	23,500	1,274,170
Pfizer Inc.	74,125	2,691,479

2

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Industrials - 8.6%		$11,172,384
Air Freight & Logistics - 1.3%
FedEx Corp.	6,675	1,644,787
Airlines - 0.8%
Delta Air Lines, Inc.	18,350	989,065
Building Products - 2.9%
Johnson Controls Int'l. PLC	51,941	1,915,065
Masco Corp.	45,025	1,851,428
Electrical Equipment - 0.9%
ABB Ltd. ADR	48,925	1,188,388
Industrial Conglomerates - 1.9%
General Electric Co.	176,200	2,486,182
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	30,275	1,097,469

Information Technology - 23.1%		30,076,608
Communications Equipment - 3.1%
Cisco Systems, Inc.	66,260	2,967,123
Viavi Solutions Inc. (a)	112,735	1,084,511
Electronic Equipment, Instruments & Components - 1.7%
Corning Inc.	55,775	1,621,937
Maxwell Technologies, Inc. (a)	93,997	534,843
Internet Software & Services - 3.6%
Alphabet, Inc. Class A (a)	3,505	3,869,240
eBay Inc. (a)	19,470	834,484
IT Services - 3.4%
Alliance Data Systems Corp.	8,600	2,072,256
Black Knight, Inc. (a)	15,006	715,036
PayPal Holdings, Inc. (a)	12,470	990,243
Visa Inc. Class A	5,375	660,803
Semiconductors & Semiconductor Equipment - 4.9%
Infineon Technologies A.G. ADR	35,000	952,350
Intel Corp.	33,550	1,653,679
Maxim Integrated Products, Inc.	15,955	972,298
Qualcomm Inc.	42,205	2,743,325
Software - 4.3%
Microsoft Corp.	37,401	3,507,092
Oracle Corp.	42,475	2,152,208
Technology Hardware, Storage & Peripherals - 2.1%
Apple Inc.	8,325	1,482,849
Hewlett Packard Enterprise Co.	33,775	627,877
HP Inc.	27,125	634,454

Materials - 1.4%		1,886,505
Metals & Mining - 1.4%
Freeport-McMoRan Inc. (a)	101,425	1,886,505

3

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%^		$176
(COST $176)

Money Market Funds - 0.0%^		176
Fidelity Inst'l. Government Portfolio Class I, 1.258% (b)	176	176

TOTAL INVESTMENTS - 99.7% (COST $132,029,835)		129,910,021

NET OTHER ASSETS AND LIABILITIES - 0.3%		372,197

NET ASSETS - 100.0%		$130,282,218

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 28, 2018.
^	Rounds to 0.0%.

Abbreviations:

ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
PLC	Public Limited Company

At February 28, 2018, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$132,032,976
Unrealized appreciation	$11,591,859
Unrealized depreciation	(13,714,814)
Net unrealized appreciation (depreciation)	$(2,122,955)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%		$50,735,534
(COST $42,514,191)

Consumer Discretionary - 20.9%		10,640,855
Automobiles - 1.0%
Harley-Davidson, Inc.	11,150	505,987
Distributors - 1.0%
LKQ Corp. (a)	13,545	534,757
Hotels, Restaurants & Leisure - 0.9%
Extended Stay America, Inc.	21,700	434,651
Household Durables - 4.0%
D.R. Horton, Inc.	10,100	423,190
Newell Brands, Inc.	31,631	812,600
PulteGroup Inc.	15,150	425,261
TopBuild Corp. (a)	5,625	391,725
Leisure Products - 2.7%
Brunswick Corp.	12,025	687,830
Mattel, Inc.	43,650	694,035
Multiline Retail - 1.6%
Kohl's Corp.	12,260	810,263
Specialty Retail - 4.1%
Bed Bath & Beyond Inc.	41,480	889,331
Lumber Liquidators Holdings, Inc. (a)	23,975	555,261
Urban Outfitters, Inc. (a)	17,775	627,280
Textiles, Apparel & Luxury Goods - 5.6%
Hanesbrands, Inc.	45,315	879,111
Michael Kors Holdings Ltd. (a)	10,200	641,886
Skechers U.S.A., Inc. Class A (a)	22,300	912,516
Tapestry, Inc.	8,155	415,171

Consumer Staples - 4.0%		2,030,757
Beverages - 1.0%
Molson Coors Brewing Co. Class B	6,525	497,531
Food Products - 3.0%
Lamb Weston Holdings, Inc.	7,175	388,096
The Hain Celestial Group, Inc. (a)	11,300	393,014
The J. M. Smucker Co.	5,955	752,116

Energy - 5.4%		2,774,344
Energy Equipment & Services - 1.4%
Helmerich & Payne, Inc.	3,685	237,867
TechnipFMC PLC	17,125	493,542
Oil, Gas & Consumable Fuels - 4.0%
Cameco Corp.	19,750	174,195
Devon Energy Corp.	12,425	381,075
Noble Energy, Inc.	28,475	849,409
Pioneer Natural Resources Co.	1,475	251,089
Southwestern Energy Co. (a)	108,450	387,167

1

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Financials - 18.7%		$9,490,345
Banks - 9.4%
Associated Banc-Corp	38,043	939,662
CIT Group Inc.	21,530	1,142,166
First Horizon National Corp.	48,395	921,925
Regions Financial Corp.	17,535	340,354
SunTrust Banks, Inc.	8,820	615,989
Zions Bancorporation	14,935	820,977
Capital Markets - 3.6%
Eaton Vance Corp.	9,770	517,126
Northern Trust Corp.	9,730	1,030,115
State Street Corp.	2,775	294,566
Consumer Finance - 1.6%
Discover Financial Services	10,079	794,528
Insurance - 2.3%
FNF Group	17,525	699,773
Unum Group	9,580	488,197
Mortgage Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	32,600	326,978
Thrifts & Mortgage Finance - 1.1%
Flagstar Bancorp, Inc. (a)	15,825	557,989

Health Care - 16.9%		8,581,208
Biotechnology - 3.2%
Exact Sciences Corp. (a)	22,475	1,002,610
MiMedx Group Inc. (a)	65,075	461,382
Xencor, Inc. (a)	5,800	177,654
Health Care Equipment & Supplies - 2.0%
Hologic, Inc. (a)	10,150	394,125
Zimmer Biomet Holdings, Inc.	5,500	639,375
Health Care Providers & Services - 8.5%
Acadia Healthcare Co., Inc. (a)	15,675	597,217
Envision Healthcare Corp. (a)	20,955	806,767
Hanger, Inc. (a)	94,044	1,401,256
Henry Schein, Inc. (a)	3,775	249,867
McKesson Corp.	2,590	386,506
Patterson Cos., Inc.	10,980	346,748
Premier, Inc. Class A (a)	16,175	536,201
Life Sciences Tools & Services - 1.5%
Accelerate Diagnostics, Inc. (a)	28,200	741,660
Pharmaceuticals - 1.7%
Jazz Pharmaceuticals PLC (a)	5,800	839,840

2

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Industrials - 10.6%		$5,392,251
Building Products - 3.1%
A.O. Smith Corp.	6,250	401,188
Masco Corp.	19,775	813,148
USG Corp. (a)	10,625	355,088
Electrical Equipment - 1.0%
Regal Beloit Corp.	6,805	492,002
Machinery - 4.0%
Ingersoll-Rand PLC	5,775	512,820
Mueller Water Products, Inc. Class A	30,525	335,775
SPX Corp. (a)	8,950	279,509
SPX Flow, Inc. (a)	18,390	896,696
Trading Companies & Distributors - 2.5%
HD Supply Holdings, Inc. (a)	22,875	829,219
W.W. Grainger, Inc.	1,823	476,806

Information Technology - 14.5%		7,365,431
Communications Equipment - 1.5%
Viavi Solutions Inc. (a)	78,231	752,582
Electronic Equipment, Instruments & Components - 1.1%
FARO Technologies, Inc. (a)	4,150	246,303
Maxwell Technologies, Inc. (a)	49,997	284,483
Internet Software & Services - 0.8%
Liquidity Services, Inc. (a)	59,575	408,089
IT Services - 3.8%
Alliance Data Systems Corp.	4,470	1,077,091
Black Knight, Inc. (a)	8,735	416,223
Fiserv, Inc. (a)	3,194	457,988
Semiconductors & Semiconductor Equipment - 3.8%
Cavium Inc. (a)	8,825	785,778
Infineon Technologies A.G. ADR	18,450	502,024
Maxim Integrated Products, Inc.	10,441	636,275
Software - 0.6%
Take-Two Interactive Software, Inc. (a)	2,735	305,964
Technology Hardware, Storage & Peripherals - 2.9%
CPI Card Group Inc.	114,397	291,712
Electronics for Imaging, Inc. (a)	22,650	620,383
Pure Storage, Inc. Class A (a)	17,875	387,351
Stratasys Ltd. (a)	10,600	193,185

3

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Materials - 3.6%		$1,824,877
Chemicals - 1.3%
Ecolab Inc.	2,581	336,691
Int'l. Flavors & Fragrances Inc.	2,410	340,413
Containers & Packaging - 0.5%
AptarGroup, Inc.	2,650	236,963
Metals & Mining - 1.8%
Freeport-McMoRan Inc. (a)	39,925	742,605
Lundin Mining Corp.	25,900	168,205

Real Estate - 4.0%		2,010,719
Real Estate Investment Trusts - 2.9%
DiamondRock Hospitality Co.	45,825	471,081
Host Hotels & Resorts Inc.	26,235	486,922
Kimco Realty Corp.	34,375	514,250
Real Estate Management & Development - 1.1%
Realogy Holdings Corp.	21,075	538,466

Utilities - 1.2%		624,747
Multi-Utilities - 1.2%
MDU Resources Group, Inc.	15,125	397,636
SCANA Corp.	5,725	227,111

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.2%		$73,167
(COST $73,167)

Money Market Funds - 0.2%		73,167
Fidelity Inst'l. Government Portfolio Class I, 1.258% (b)	73,167	73,167

TOTAL INVESTMENTS - 100.0% (COST $42,587,358)		50,808,701

NET OTHER ASSETS AND LIABILITIES - 0.0%^		21,437

NET ASSETS - 100.0%		$50,830,138

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 28, 2018.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
PLC	Public Limited Company

At February 28, 2018, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$42,792,437
Unrealized appreciation	$13,602,532
Unrealized depreciation	(5,586,268)
Net unrealized appreciation (depreciation)	$8,016,264

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

5

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 97.8%				$2,632,995,403
(COST $2,675,058,701)

Asset-Backed Securities - 14.2%				382,172,075
Air Canada, Series 2013-1B (g)	5.375	11/15/22	8,768,177	9,118,904
Air Canada, Series 2015-2B (g)	5.000	06/15/25	4,936,386	5,114,491
Airspeed Ltd., Series 2007-1A G1 (1 month LIBOR + 0.270%) (b) (g)	1.858	06/15/32	3,356,273	2,917,095
America West Airlines, Series 1999-1	7.930	07/02/20	1,727,177	1,787,628
America West Airlines, Series 2000-1	8.057	01/02/22	18,936	20,873
America West Airlines, Series 2001-1	7.100	10/02/22	3,841,739	4,110,661
Applebee's Funding LLC / IHOP Funding LLC, Series 2014-1 A2 (g)	4.277	09/05/44	39,958,853	38,930,336
British Airways PLC, Series 2013-1 B (g)	5.625	12/20/21	21,030,721	21,644,818
British Airways PLC, Series 2013-1 B (g)	5.625	12/20/21	43,804	45,083
Cajun Global LLC, Series 2017-1A A2 (g)	6.500	08/20/47	9,775,000	9,728,764
CAL Funding II Ltd., Series 2012-1A A (g)	3.470	10/25/27	1,304,333	1,293,772
CAL Funding II Ltd., Series 2013-1A A (g)	3.350	03/27/28	3,299,083	3,212,001
Castle Aircraft Securitization Trust, Series 2015-1A A (g)	4.703	12/15/40	1,159,988	1,164,611
Continental Airlines, Series 1998-3 A-1	6.820	11/01/19	27,975	28,184
Continental Airlines, Series 1999-2 A-1	7.256	09/15/21	19,055	19,794
Continental Airlines, Series 2010-1 B	6.000	07/12/20	1,470,325	1,503,407
Continental Airlines, Series 2012-1 B	6.250	10/11/21	5,447,286	5,678,796
Continental Airlines, Series 2012-2 B	5.500	04/29/22	8,558,154	8,862,654
Delta Air Lines, Series 2007-1 B	8.021	02/10/24	1,801,577	2,024,487
Delta Air Lines, Series 2010-1 A	6.200	01/02/20	4,028,009	4,088,429
Delta Air Lines, Series 2012-1B (g)	6.875	05/07/19	646,275	668,895
Dong Fang Container Finance SPV Ltd., Series 2013-1 A (g)	3.960	09/25/28	3,063,137	2,977,198
Dong Fang Container Finance SPV Ltd., Series 2014-1A A2 (g)	3.550	11/25/39	371,299	353,580
Doric Nimrod Air Alpha, Series 2013-1 B (g)	6.125	11/30/21	18,129,110	18,627,660
Doric Nimrod Air Alpha, Series 2013-1 B (g)	6.125	11/30/21	2,954,007	3,035,242
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1 B (g)	6.500	05/30/21	6,713,390	6,857,335
ECAF I Ltd., Series 2015-1A A2 (g)	4.947	06/15/40	3,918,235	3,974,914
ECAF I Ltd., Series 2015-1A B1 (g)	5.802	06/15/40	20,501,780	20,505,263
Element Rail Leasing LLC, Series 2014-1A B1 (g)	4.406	04/19/44	10,158,750	10,141,770
Element Rail Leasing LLC, Series 2015-1A B1 (g)	4.175	02/19/45	16,917,000	16,379,242
EngenCap ABS Trust, Series 2016-1 A (g)	3.670	12/21/26	39,019,393	38,239,005
FPL Energy Caithness Funding Corp. (g)	7.645	12/31/18	964,237	983,522
FRS LLC, Series 2013-1A B (g)	3.960	04/15/43	1,594,874	1,584,286
Global Container Assets Ltd., Series 2015-1A A1 (g)	2.100	02/05/30	2,369,352	2,353,820
Global SC Finance II SRL (SEACO), Series 2014-1A A1 (g)	3.190	07/17/29	2,438,333	2,399,450
HP Communities LLC (g)	5.320	03/15/23	323,221	329,645
Icon Brand Holdings LLC, Series 2012-1A A (g)	4.229	01/25/43	8,961,057	8,362,068
Landmark Leasing LLC, Series 2004A (g)	6.200	10/01/22	287,096	287,667
Latam Airlines Group, Series 2015-1 B	4.500	08/15/25	4,746,155	4,710,559
Merlin Aviation Holdings D.A.C., Series 2016-1 A (g)	4.500	12/15/32	13,874,612	13,976,146
Merlin Aviation Holdings D.A.C., Series 2016-1 B (g)	6.500	12/15/32	1,651,195	1,687,509
METAL LLC, Series 2017-1 A (g)	4.581	10/15/42	14,550,937	14,598,683
METAL LLC, Series 2017-1 B (g)	6.500	10/15/42	17,461,124	17,770,186
Northwest Airlines, Series 1999-2 A	7.575	09/01/20	437,663	442,040
Northwest Airlines, Series 2000-1 G (b)	7.150	04/01/21	11,966	12,475
Northwest Airlines, Series 2002-1 G-2	6.264	05/20/23	1,110,613	1,160,591
Prudential Securities Structured Assets, Inc., Series 1998-1 A (1 month LIBOR + 0.420%) (b) (g)	2.000	03/02/25	11,154,770	10,373,936
Spirit Master Funding, LLC, Series 2014-2A A (g)	5.760	03/20/41	3,861,531	4,007,999
Spirit Master Funding, LLC, Series 2014-4A A1 (g)	3.501	01/20/45	4,857,942	4,840,956
Textainer Marine Containers V Ltd., Series 2017-1A B (g)	4.850	05/20/42	1,755,247	1,760,099
TGIF Funding LLC, Series 2017-1A A2 (g)	6.202	04/30/47	26,595,000	26,638,350
United Air Lines, Series 2013-1 B	5.375	02/15/23	1,695,214	1,758,785
US Airways, Series 1999-1 A	8.360	07/20/20	3,551	3,622
US Airways, Series 2001-1 G	7.076	09/20/22	548,900	581,834
US Airways, Series 2012-1 B	8.000	04/01/21	17,283,970	18,364,218
Virgin Australia Trust, Series 2013-1 A (g)	5.000	04/23/25	124,746	128,737

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities - 4.5%				$120,628,034
Business Jet Securities, LLC, Series 2018-1 A (g)	4.335	02/15/33	9,000,000	9,011,250
Business Jet Securities, LLC, Series 2018-1 B (g)	6.048	02/15/33	1,250,000	1,251,563
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 D (1 month LIBOR + 2.750%) (b) (g)	4.338	06/15/31	12,000,000	11,896,901
COMM Mortgage Trust, Series 2012-CR3 E (b) (g)	4.756	10/15/45	5,000,000	4,200,363
COMM Mortgage Trust, Series 2013-CR9 D (b) (g)	4.267	07/10/45	4,898,000	4,170,435
COMM Mortgage Trust, Series 2014-CC17 D (b) (g)	4.799	05/10/47	5,210,000	4,429,348
COMM Mortgage Trust, Series 2014-LC17 D (g)	3.687	10/10/47	5,000,000	3,662,637
GS Mortgage Securities Trust, Series 2010-C1 E (g)	4.000	08/10/43	17,741,000	16,789,807
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (b) (g)	4.572	07/15/47	5,000,000	4,092,122
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18 D (g)	3.389	10/15/47	5,000,000	3,727,688
SCG Trust, Series 2013-SRP1 C (1 month LIBOR + 3.250%) (b) (g)	5.088	11/15/26	18,940,000	18,689,265
TRU Trust, Series 2016-1 A (1 month LIBOR + 2.250%) (b) (g)	3.838	11/15/30	9,284,499	9,191,523
TRU Trust, Series 2016-1 B (1 month LIBOR + 3.150%) (b) (g)	4.738	11/15/30	14,600,000	14,234,515
TRU Trust, Series 2016-1 C (1 month LIBOR + 4.000%) (b) (g)	5.588	11/15/30	10,075,000	9,520,157
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 D (g)	3.938	08/15/50	7,072,000	5,760,460

Corporate Bonds - 74.8%				2,013,387,400
Actavis Funding SCS	2.350	03/12/18	11,005,000	11,007,263
Agrium Inc.	6.750	01/15/19	3,974,000	4,112,079
Alcoa Inc.	5.720	02/23/19	1,285,000	1,326,769
American Tower Corp.	3.400	02/15/19	2,368,000	2,379,437
Ameriprise Financial, Inc.	7.300	06/28/19	4,625,000	4,901,735
AmTrust Financial Services, Inc.	6.125	08/15/23	19,790,000	19,217,955
Anadarko Petroleum Corp.	8.700	03/15/19	456,000	482,645
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	6.250	10/15/22	27,950,000	29,277,625
Apache Corp.	6.900	09/15/18	4,314,000	4,405,802
Arrow Electronics, Inc.	3.000	03/01/18	10,093,000	10,093,000
Assurant, Inc.	2.500	03/15/18	1,144,000	1,144,226
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (b)	3.968	12/15/66	22,002,000	19,801,800
AutoNation, Inc.	6.750	04/15/18	7,178,000	7,215,640
Avon Products, Inc. (d)	6.600	03/15/20	500,000	502,500
AXIS Specialty Finance PLC	2.650	04/01/19	5,797,000	5,788,492
Bank of America Corp. (3 month LIBOR + 3.630%) (b) (f)	5.397	04/30/18	5,171,000	5,209,782
Bank of America Corp.	5.650	05/01/18	7,425,000	7,467,989
Bank of America Corp. (8.125% to 05/15/18, then 3 month LIBOR + 3.640%) (b) (f)	8.125	05/15/18	1,350,000	1,370,250
Bank of America Corp. (5.125% to 06/17/19, then 3 month LIBOR + 3.387%) (b) (f)	5.125	06/17/19	6,753,000	6,828,971
Barclays Bank PLC (c)	1.750	09/13/19	15,000,000	14,820,456
Barclays Bank PLC (Greater of 1.650% or 3 month LIBOR + 0.650%) (b)	2.437	02/05/25	15,000,000	14,952,729
Barclays Bank PLC (Greater of 0.000% or 5.0 times (USISDA30 - USISDA05)) (b)	1.120	04/30/29	2,380,000	1,764,770
Barclays Bank PLC (Greater of 0.000% or 8.0 times (USISDA30 - USISDA05) - 0.250%) (b)	0.000	08/28/29	2,509,000	1,777,627
Barclays PLC	2.000	03/16/18	6,695,000	6,694,987
Becton Dickinson and Co.	4.900	04/15/18	3,362,000	3,370,739
Becton Dickinson and Co. (3 month LIBOR + 1.030%) (b)	2.538	06/06/22	10,000,000	10,120,238
Best Buy Co., Inc.	5.000	08/01/18	5,626,000	5,679,897
BGC Partners Inc.	5.375	12/09/19	110,000	114,086
Boardwalk Pipelines, LP	5.750	09/15/19	1,495,000	1,547,944
Brunswick Corp. (g)	4.625	05/15/21	10,828,000	10,941,509
Buckeye Partners, L.P.	2.650	11/15/18	17,710,000	17,713,352
Buckeye Partners, L.P.	5.500	08/15/19	1,000,000	1,030,158
CA, Inc.	2.875	08/15/18	9,748,000	9,767,637
Cabot Corp.	7.420	12/11/18	1,000,000	1,034,522
Cadence BanCorp (g)	4.875	06/28/19	3,500,000	3,536,027
Cameron Int'l. Corp.	6.375	07/15/18	1,786,000	1,812,003
Capital One Bank USA N.A.	2.150	11/21/18	24,550,000	24,495,663
Capital One N.A. (3 month LIBOR + 1.150%) (b)	3.035	08/17/18	4,775,000	4,790,816
Carpenter Technology Corp.	6.990	04/20/18	2,415,000	2,421,907
Carpenter Technology Corp.	7.060	05/21/18	500,000	502,015
Carpenter Technology Corp.	7.030	05/22/18	8,000	8,031
Catholic Health Initiatives	2.600	08/01/18	14,651,000	14,682,547
Citigroup, Inc.	1.700	04/27/18	35,425,000	35,403,036
Citigroup, Inc.	2.500	09/26/18	9,792,000	9,791,445

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Cleveland Electric Illuminating Co.	8.875	11/15/18	995,000	$1,038,521
Continental Resources, Inc.	5.000	09/15/22	190,000	192,850
CRH America, Inc.	8.125	07/15/18	8,872,000	9,061,158
CVS Health Corp.	2.250	12/05/18	21,567,000	21,508,230
D. R. Horton, Inc.	3.750	03/01/19	19,554,000	19,714,619
Deutsche Bank AG (3 month LIBOR + 1.450%) (b)	3.184	01/18/19	184,000	185,603
Deutsche Bank AG	2.500	02/13/19	2,877,000	2,864,915
Deutsche Bank AG	2.850	05/10/19	1,464,000	1,461,638
Devon Energy Corp.	2.250	12/15/18	80,000	79,527
Devon Energy Corp.	6.300	01/15/19	20,000	20,533
Discover Bank	2.600	11/13/18	23,831,000	23,846,409
Discover Financial Services	10.250	07/15/19	11,304,000	12,326,154
Dominion Resources, Inc.	1.875	01/15/19	1,250,000	1,243,121
Dr Pepper Snapple Group, Inc.	2.600	01/15/19	5,000,000	4,998,077
eBay Inc.	2.500	03/09/18	8,396,000	8,397,608
Edwards Lifesciences Corp.	2.875	10/15/18	19,153,000	19,192,968
El Paso Corp.	7.250	06/01/18	4,024,000	4,072,083
Enable Midstream Partners, LP	2.400	05/15/19	3,000,000	2,972,124
Energy Transfer Partners, L.P.	2.500	06/15/18	6,162,000	6,159,657
Energy Transfer Partners, L.P.	6.700	07/01/18	2,315,000	2,344,380
Energy Transfer Partners, L.P.	9.700	03/15/19	612,000	654,982
Ensco PLC	8.000	01/31/24	12,306,000	12,182,940
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (b)	4.258	06/01/67	8,538,000	8,473,965
Enterprise Products Operating LLC (Greater of 7.034% or 3 month LIBOR + 2.680%) (b)	7.034	01/15/68	2,020,000	2,020,000
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (b)	4.224	05/01/67	13,386,000	13,131,666
Fairfax Financial Holdings Ltd.	7.375	04/15/18	26,444,500	26,584,595
FedEx Corp.	8.000	01/15/19	940,000	984,488
Fifth Third Bancorp (4.900% to 09/30/19, then 3 month LIBOR + 3.129%) (b) (f)	4.900	09/30/19	40,162,000	40,362,810
Flagstar Bancorp, Inc.	6.125	07/15/21	17,845,000	18,821,866
FMG Resources August 2006 Pty. Ltd. (g)	9.750	03/01/22	26,175,000	28,913,952
Ford Motor Credit Co. LLC	5.000	05/15/18	1,742,000	1,751,085
Ford Motor Credit Co. LLC	2.240	06/15/18	6,450,000	6,446,644
Ford Motor Credit Co. LLC	2.551	10/05/18	5,000,000	4,997,908
Ford Motor Credit Co. LLC	2.375	03/12/19	320,000	318,536
Ford Motor Credit Co. LLC	2.262	03/28/19	5,562,000	5,519,505
Ford Motor Credit Co. LLC	2.021	05/03/19	500,000	495,403
Freeport-McMoRan Inc.	6.750	02/01/22	7,970,000	8,229,025
GATX Corp.	2.375	07/30/18	1,755,000	1,753,815
GATX Corp.	2.500	03/15/19	2,605,000	2,596,418
General Electric Capital Corp.	5.250	05/15/18	55,000	55,298
General Electric Capital Corp.	6.300	05/15/18	130,000	129,667
General Electric Capital Corp.	6.000	06/15/18	220,000	221,718
General Electric Capital Corp.	5.100	02/15/19	520,000	529,904
General Electric Capital Corp. (3 month LIBOR + 1.000%) (b)	2.720	04/15/23	5,000,000	5,019,262
General Electric Capital Corp. (3 month LIBOR + 0.380%) (b)	2.167	05/05/26	4,511,000	4,337,600
General Electric Co. (5.000% to 01/21/21, then 3 month LIBOR + 3.330%) (b) (f)	5.000	01/21/21	40,326,000	39,821,925
General Mills, Inc.	5.650	02/15/19	1,000,000	1,027,748
General Motors Financial Co., Inc.	3.250	05/15/18	2,555,000	2,558,902
General Motors Financial Co., Inc.	6.750	06/01/18	19,291,000	19,490,375
General Motors Financial Co., Inc.	2.400	05/09/19	750,000	746,657
Genworth Financial Inc.	7.700	06/15/20	2,918,000	2,910,705
GFI Group Inc. (d)	8.375	07/19/18	66,627,000	68,209,391
GLP Capital L.P. / GLP Financing II, Inc.	4.375	11/01/18	2,580,000	2,580,000
Goldman Sachs Group, Inc.	6.150	04/01/18	20,809,000	20,872,676
Goldman Sachs Group, Inc.	2.900	07/19/18	4,916,000	4,925,268
Goldman Sachs Group, Inc.	2.625	01/31/19	25,000,000	25,006,368
Hartford Financial Services Group, Inc.	6.300	03/15/18	422,000	422,659
Hartford Financial Services Group, Inc. (8.125% to 06/15/18, then 3 month LIBOR + 4.6025%) (b)	8.125	06/15/68	18,481,000	18,665,810
HCA Inc.	3.750	03/15/19	15,226,000	15,321,619
HCP, Inc.	3.750	02/01/19	4,502,000	4,532,411
Health Care REIT, Inc.	4.125	04/01/19	5,750,000	5,813,360
Hewlett Packard Enterprise Co.	2.850	10/05/18	21,805,000	21,845,929
Highwoods Realty L.P.	7.500	04/15/18	3,803,000	3,825,818
Huntington National Bank	2.000	06/30/18	250,000	249,693

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Ingersoll-Rand Global Holding Co. Ltd.	2.875	01/15/19	1,995,000	$2,002,645
International Lease Finance Corp.	3.875	04/15/18	2,915,000	2,920,534
International Lease Finance Corp.	6.250	05/15/19	750,000	777,947
Interstate Power & Light Co.	5.875	09/15/18	5,450,000	5,546,926
Interstate Power & Light Co.	7.250	10/01/18	2,103,000	2,161,243
INVISTA Finance LLC (g)	4.250	10/15/19	32,165,000	32,325,825
JPMorgan Chase & Co. (7.900% to 04/30/18, then 3 month LIBOR + 3.470%) (b) (f)	7.900	04/30/18	25,491,000	25,714,046
JPMorgan Chase & Co. (5.000% to 07/01/19, then 3 month LIBOR + 3.320%) (b) (f)	5.000	07/01/19	11,000,000	11,055,000
Kraft Heinz Foods Co. (g)	6.125	08/23/18	50,000	50,887
Kroger Co.	7.000	05/01/18	1,240,000	1,249,798
Leggett & Platt, Inc.	4.400	07/01/18	4,749,000	4,781,630
Lincoln National Corp. (3 month LIBOR + 2.3575%) (b)	4.242	05/17/66	25,985,000	25,367,856
Lincoln National Corp. (3 month LIBOR + 2.040%) (b)	3.785	04/20/67	19,155,000	18,101,475
Lockheed Martin Corp.	1.850	11/23/18	482,000	480,572
Manufacturers & Traders Trust Co. (1 month LIBOR + 1.215%) (b)	2.863	12/28/20	14,173,000	14,180,141
Manufacturers & Traders Trust Co. (3 month LIBOR + 0.640%) (b)	2.121	12/01/21	1,007,000	1,004,282
Marathon Petroleum Corp.	2.700	12/14/18	3,435,000	3,444,134
MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.	5.500	02/15/23	1,128,000	1,152,816
Marriott Int'l., Inc.	6.750	05/15/18	4,089,000	4,124,822
Marriott Int'l., Inc.	3.000	03/01/19	7,263,000	7,281,504
Martin Marietta Materials, Inc.	6.600	04/15/18	12,873,000	12,941,849
Masco Corp.	6.625	04/15/18	14,600,000	14,675,810
Mattel, Inc.	1.700	03/15/18	3,354,000	3,348,969
Maxim Integrated Products, Inc.	2.500	11/15/18	132,000	131,859
MBIA Inc.	6.400	08/15/22	75,074,000	74,229,417
McKesson Corp.	2.284	03/15/19	8,356,000	8,330,567
Medco Health Solutions, Inc.	7.125	03/15/18	1,785,000	1,788,159
Merrill Lynch & Co. (e)	0.000	09/25/18	149,000	146,734
Meta Financial Group, Inc. (5.750% to 08/15/21, then 3 month LIBOR + 4.630%) (b)	5.750	08/15/26	1,500,000	1,547,109
Metropolitan Edison Co.	7.700	01/15/19	1,481,000	1,547,173
Midcontinent Express Pipeline LLC (g)	6.700	09/15/19	22,665,000	23,344,950
Morgan Stanley	6.625	04/01/18	17,978,000	18,041,861
Morgan Stanley (CPI YOY + 3.050%) (b)	5.253	07/28/18	573,000	580,163
Morgan Stanley	2.450	02/01/19	10,000,000	9,971,420
Morgan Stanley (Greater of 0.000% or CPI YOY + 2.000%) (b)	4.203	04/01/21	130,000	134,063
Morgan Stanley (CPI YOY + 2.000%) (b)	4.203	06/09/23	100,000	100,000
Mylan Inc.	2.600	06/24/18	8,656,000	8,656,898
Mylan Inc.	2.550	03/28/19	500,000	498,314
Mylan N.V. (d)	3.000	12/15/18	14,440,000	14,456,996
National Bank of Canada	2.100	12/14/18	19,613,000	19,560,671
National Fuel Gas Co.	8.750	05/01/19	3,650,000	3,883,047
National Rural Utilities Cooperative Finance Corp.	10.375	11/01/18	1,002,000	1,052,726
Newell Brands, Inc.	2.150	10/15/18	3,455,000	3,433,622
Newell Brands, Inc.	2.600	03/29/19	690,000	687,478
NexBank Capital, Inc. (5.500% to 03/15/21, then 3 month LIBOR + 4.355%) (b) (g)	5.500	03/16/26	4,500,000	4,578,750
NiSource Finance Corp.	6.400	03/15/18	584,000	584,707
Noble Energy, Inc.	5.625	05/01/21	35,519,000	36,096,184
Noble Holding Int'l. Ltd.	4.900	08/01/20	667,000	668,668
Noble Holding Int'l. Ltd.	4.625	03/01/21	7,949,000	7,809,892
NXP B.V. / NXP Funding LLC (g)	3.750	06/01/18	5,590,000	5,596,987
NXP B.V. / NXP Funding LLC (g)	5.750	03/15/23	25,541,000	26,291,905
Ohio Power Co.	6.050	05/01/18	75,000	75,440
ONEOK Partners, L.P.	8.625	03/01/19	5,600,000	5,912,353
Oshkosh Corp.	5.375	03/01/22	2,300,000	2,366,493
Packaging Corp. of America	6.500	03/15/18	56,000	56,090
Panhandle Eastern Pipe Line Co., LP	7.000	06/15/18	2,010,000	2,034,470
Pemex Project Funding Master Trust	5.750	03/01/18	10,704,000	10,704,000
Pemex Project Funding Master Trust	9.250	03/30/18	162,000	162,807
Penske Truck Leasing Co., L.P. / PTL Finance Corp. (g)	3.375	03/15/18	309,000	309,099

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (b) (g)	1.881	09/15/22	1,238,000	$1,191,575
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (b) (g)	1.881	09/15/22	1,000,000	962,500
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (b) (g)	1.881	09/15/23	3,791,000	3,629,883
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (b) (g)	1.881	09/15/23	1,705,000	1,632,538
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (b) (g)	1.881	09/15/24	1,000,000	947,500
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (b) (g)	1.881	09/15/24	1,815,000	1,719,713
Phillips 66 (3 month LIBOR + 0.750%) (b) (g)	2.472	04/15/20	17,975,000	17,980,955
Pitney Bowes Inc.	5.600	03/15/18	2,202,000	2,201,714
PNC Bank, N.A.	6.875	04/01/18	11,725,000	11,769,122
PPL Capital Funding, Inc.	1.900	06/01/18	330,000	329,599
Progress Energy, Inc.	7.050	03/15/19	2,185,000	2,282,352
Provident Cos., Inc.	7.000	07/15/18	1,468,000	1,493,146
Prudential Financial, Inc. (8.875% to 06/15/18, then 3 month LIBOR + 5.000%) (b)	8.875	06/15/68	21,119,000	21,330,190
PSEG Power LLC	2.450	11/15/18	2,251,000	2,251,501
QVC Inc.	3.125	04/01/19	873,000	872,642
ReadyCap Holdings, LLC (g)	7.500	02/15/22	25,500,000	26,233,125
Reed Elsevier Capital Inc.	8.625	01/15/19	7,249,000	7,599,540
Regions Bank	7.500	05/15/18	6,141,000	6,204,989
Regions Bank	2.250	09/14/18	21,697,000	21,676,331
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (b)	4.253	12/15/65	33,029,000	32,847,340
Roper Industries, Inc.	2.050	10/01/18	3,458,000	3,449,312
Royal Bank of Canada (6.100% where USISDA10 is greater than or equal to 1.784%) (b)	6.100	08/15/19	2,000,000	1,982,600
Ryder System, Inc.	2.350	02/26/19	775,000	770,875
S&P Global Inc.	2.500	08/15/18	1,110,000	1,111,035
Select Income REIT	3.600	02/01/20	1,208,000	1,213,854
Seminole Indian Tribe of Florida (g)	7.804	10/01/20	290,000	292,900
Seminole Indian Tribe of Florida (g)	8.030	10/01/20	18,600,000	18,786,000
Senior Housing Properties Trust	3.250	05/01/19	11,753,000	11,782,087
Senior Housing Properties Trust	6.750	04/15/20	4,104,000	4,316,557
SESI LLC	7.125	12/15/21	38,264,000	39,029,280
SLM Corp.	5.190	04/24/19	529,000	529,159
SLM Corp. (c)	6.250	09/15/20	172,000	171,484
SLM Corp. (c)	6.750	12/15/20	306,000	306,195
SLM Corp. (c)	6.750	12/15/20	95,000	94,591
SLM Corp. (c)	8.000	12/15/20	71,000	71,089
SLM Corp.	6.000	06/15/21	261,000	257,813
SLM Corp.	6.150	06/15/21	146,000	144,932
SLM Corp.	7.250	01/25/22	602,000	644,844
Spectra Energy Partners, L.P.	2.950	09/25/18	1,128,000	1,130,658
Stanley Black & Decker Inc.	2.451	11/17/18	2,044,000	2,038,461
Stanley Black & Decker Inc. (5.750% to 12/15/18, then 3 month LIBOR + 4.304%) (b)	5.750	12/15/53	37,492,000	38,560,522
State Street Bank & Trust Co.	5.250	10/15/18	729,000	741,708
State Street Corp.	4.956	03/15/18	1,119,000	1,120,085
Sumitomo Mitsui Banking Corp.	2.500	07/19/18	525,000	525,577
Synchrony Financial	2.600	01/15/19	25,475,000	25,432,202
Teva Pharmaceutical Finance Netherlands III B.V.	1.400	07/20/18	29,578,000	29,503,788
Torchmark Corp.	9.250	06/15/19	1,697,000	1,827,081
Total System Services, Inc.	2.375	06/01/18	25,751,000	25,746,966
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (b)	4.049	05/15/67	5,131,000	4,925,760
Twenty-First Century Fox America, Inc.	7.250	05/18/18	145,000	146,520
Twenty-First Century Fox America, Inc.	6.900	03/01/19	5,728,000	5,968,774
Tyco Electronics Group S.A.	2.375	12/17/18	3,573,000	3,569,329
United Utilities PLC	4.550	06/19/18	5,070,000	5,098,360

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Walgreen Co.	5.250	01/15/19	2,448,000	$2,500,809
WellPoint, Inc.	2.300	07/15/18	501,000	501,014
Wells Fargo & Co.	2.150	01/15/19	10,115,000	10,081,666
Western Gas Partners LP	2.600	08/15/18	880,000	878,797
Western Union Co. (3 month LIBOR + 0.800%) (b)	2.704	05/22/19	39,000,000	39,148,769
Westvaco Corp.	7.500	06/15/27	142,000	141,964
Worthington Industries, Inc.	6.500	04/15/20	500,000	534,951
Wyndham Worldwide Corp.	2.500	03/01/18	14,597,000	14,597,000
XL Group PLC (3 month LIBOR + 2.4575%) (b) (f)	4.179	04/03/18	85,311,000	81,365,366
Zimmer Biomet Holdings, Inc.	2.000	04/01/18	40,790,000	40,779,986

Federal Agency Mortgage-Backed Securities - 0.3%				8,047,060
Fannie Mae REMICS, Series 2013-29 Class AI IO	2.500	04/25/28	7,535,146	590,624
Freddie Mac, Series C9-0241	6.500	12/01/18	2,578	2,605
Freddie Mac REMICS, Series 4136 Class IH IO	3.500	09/15/27	11,161,486	1,082,107
Freddie Mac REMICS, Series 4238 Class NS IO (1 month LIBOR + 6.700%) (b)	5.113	02/15/42	4,422,028	631,217
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ1 M2 (1 month LIBOR + 2.500%) (b)	4.121	08/25/24	5,671,105	5,713,925
Ginnie Mae, Series 78-2071X	7.000	05/15/33	23,313	26,582

Residential Mortgage-Backed Securities - 0.1%				2,840,691
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	392,160	376,603
Minnesota Housing Finance Agency	2.700	09/01/41	2,545,493	2,464,088

Sovereign Bonds - 1.8%				47,176,302
Export-Import Bank of Korea	2.875	09/17/18	32,185,000	32,206,499
Korea Development Bank	2.875	08/22/18	4,967,000	4,971,719
Korea Hydro & Nuclear Power Co., Ltd. (g)	2.875	10/02/18	5,000,000	4,999,330
Korea Western Power Co., Ltd. (g)	2.875	10/10/18	5,000,000	4,998,754

Taxable Municipal Bonds - 1.9%				52,294,333
Casino Reinvestment Development Authority NJ	5.340	06/01/20	5,645,000	5,702,127
City of Berwyn IL General Obligation	3.550	12/01/18	480,000	480,182
City of Miami FL	6.750	12/01/18	530,000	537,632
City of Newark NJ	5.603	04/01/18	240,000	240,430
City of Portland OR South Park Blocks Urban Renewal & Redevelopment	6.031	06/15/18	29,132	29,427
County of Broward FL Fuel System Revenue Bonds	1.900	04/01/18	250,000	249,855
County of Cuyahoga OH	5.000	12/01/19	95,000	95,723
County of Reeves TX Certs. of Participation	5.625	12/01/18	125,000	93,825
County of Reeves TX Certs. of Participation	6.500	12/01/18	225,000	169,056
County of Reeves TX Certs. of Participation	7.500	12/01/18	35,000	26,289
County of Reeves TX Certs. of Participation	6.750	12/01/19	1,320,000	650,760
County of Reeves TX Certs. of Participation	6.125	12/01/20	680,000	315,357
County of Reeves TX Certs. of Participation	6.875	12/01/20	370,000	171,329
County of Reeves TX Certs. of Participation	6.375	12/01/21	45,000	19,932
County of Reeves TX Certs. of Participation	7.000	12/01/21	500,000	221,365
County of Reeves TX Certs. of Participation	7.700	12/01/21	3,340,000	1,501,597
District of Columbia Revenue	5.375	10/01/18	1,455,000	1,453,210
Eastern Illinois University	5.250	04/01/18	775,000	776,085
Eastern Illinois University	5.450	04/01/19	515,000	524,507
Eastern Illinois University	5.600	04/01/20	585,000	596,372
Eastern Illinois University	5.700	04/01/21	125,000	127,405
Fannin County TX Public Facility Corp.	5.200	10/01/19	515,000	488,843
Fannin County TX Public Facility Corp.	5.650	10/01/21	825,000	724,218
Florida State Mid-Bay Bridge Authority	3.784	10/01/21	3,625,000	3,621,774
Garza County TX Public Facility Corp.	6.200	10/01/20	1,245,000	1,007,902
Guam Gov't. Business Privilege Tax Revenue	4.383	01/01/22	1,435,000	1,427,481
Guam Gov't. Waterworks Authority	3.061	07/01/18	255,000	254,735
LL & P Wind Energy, Inc. WA (g)	5.983	12/01/22	8,595,000	8,799,905
Memphis TN Health Educational & Housing Facility Board	4.500	03/01/18	5,000	5,000
New Jersey Economic Development Authority	3.300	06/15/19	1,000,000	1,003,290
New Jersey Sports & Exposition Authority	6.076	03/01/23	485,000	524,547
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	250,000	252,802
Public Finance Authority WI Student Housing Revenue	4.500	07/01/21	1,425,000	1,404,394
Puerto Rico Commonwealth Gov't. Development Bank (h)	4.704	05/01/16	24,080,000	6,742,400

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
San Luis AZ Facility Development Corp.	5.050	05/01/18	780,000	$774,127
San Luis AZ Facility Development Corp.	5.350	05/01/19	1,240,000	1,142,933
San Luis AZ Facility Development Corp.	5.600	05/01/20	670,000	564,756
San Luis AZ Facility Development Corp.	5.700	05/01/20	850,000	716,473
San Luis AZ Facility Development Corp.	5.800	05/01/21	1,055,000	834,769
San Luis AZ Facility Development Corp.	5.900	05/01/21	980,000	775,425
San Luis AZ Facility Development Corp.	6.100	05/01/22	1,030,000	752,075
San Luis AZ Facility Development Corp.	6.200	05/01/22	1,035,000	755,726
State of Connecticut General Obligation	2.300	01/15/19	1,000,000	999,440
State of Illinois Pension Funding	4.350	06/01/18	222,000	222,835
Summit County OH Development Finance Authority	6.250	05/15/26	630,000	637,856
Town of Oyster Bay NY General Obligation	3.800	02/01/20	1,725,000	1,724,793
Town of Oyster Bay NY General Obligation	3.950	02/01/21	890,000	890,338
West Texas Detention Facility Corp.	4.700	11/01/18	920,000	866,916
Willacy County TX Public Facility Corp.	5.600	12/01/18	420,000	396,115

Tax-Exempt Municipal Bonds - 0.2%				6,449,508
Casino Reinvestment Development Authority NJ	5.250	06/01/19	5,000,000	5,017,650
Puerto Rico Commonwealth	5.500	07/01/18	100,000	100,856
Puerto Rico Commonwealth	5.500	07/01/19	130,000	133,892
Puerto Rico Electric Power Authority	5.000	07/01/19	770,000	772,680
Puerto Rico Highways & Transportation Authority	4.125	07/01/19	120,000	120,294
Puerto Rico Municipal Finance Agency	5.250	08/01/19	100,000	101,386
Virgin Islands Port Authority	5.000	09/01/18	200,000	202,750

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

			Shares or
	Rate (%)	Maturity Date	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.4%				$38,026,925
(COST $38,026,830)

Money Market Funds - 0.0%^				100,000
Fidelity Inst'l. Government Portfolio Class I (a)	1.258		100,000	100,000

U.S. Government & Agency Issues - 1.4%				37,926,925
U. S. Treasury Bills (b)	1.479	03/29/18	5,000,000	4,994,583
U. S. Treasury Bills (b)	1.505	04/12/18	10,000,000	9,983,748
U. S. Treasury Bills (b)	1.530	04/19/18	14,000,000	13,972,574
U. S. Treasury Bills (b)	1.524	05/03/18	9,000,000	8,976,020

TOTAL INVESTMENTS - 99.2% (COST $2,713,085,531)				2,671,022,328

NET OTHER ASSETS AND LIABILITIES - 0.8%				21,661,607

NET ASSETS - 100.0%				$2,692,683,935

(a)	Represents the 7-day yield at February 28, 2018.
(b)	Rate shown represents the current coupon rate at February 28, 2018.
(c)	Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
(e)	Zero-coupon security.
(f)	Perpetual maturity; date shown represents next contractual call date.
(g)

Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board. At February 28, 2018, the aggregate value of these securities was $675,705,641, representing 25.1% of net assets.

(h)	Security is currently in default. When a bond is in default its scheduled interest and/or principal payments are not currently being paid.
^	Rounds to 0.0%.

Abbreviations:

CPI YOY	Consumer Price Index Year-on-Year Growth Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
B.V.	Besloten Vennootschap is the Dutch term for a private limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S.A.	Generally designates corporations in various countries, mostly those employing civil law.
This translates literally as anonymous company.
SCS	Société en Commandite Simple is the Luxembourg equivalent of a limited partnership.
SRL	Società a Responsabilità Limitata is the Italian term for a public limited company.

At February 28, 2018, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$2,713,237,895
Unrealized appreciation	$8,223,008
Unrealized depreciation	(50,438,575)
Net unrealized appreciation (depreciation)	$(42,215,567)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2018

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs and REITs, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, and municipal bonds are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

1

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, asset-backed securities, mortgage-backed securities, sovereign bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

2

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2018:

LargeCap Fund
	Level 1	Level 2	Level 3	Total
Assets
Common stocks	$129,909,845	$ -	$ -	$129,909,845
Short-term investments	176	-	-	176
Total	$129,910,021	$ -	$ -	$129,910,021

MidCap Fund
	Level 1	Level 2	Level 3	Total
Assets
Common stocks	$50,735,534	$ -	$ -	$50,735,534
Short-term investments	73,167	-	-	73,167
Total	$50,808,701	$ -	$ -	$50,808,701

Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Bonds	$ -	$2,632,995,403	$ -	$2,632,995,403
Short-term investments	100,000	37,926,925	-	38,026,925
Total	$100,000	$2,670,922,328	$ -	$2,671,022,328

There were no transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the fiscal period ended February 28, 2018. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

3

Item 2. Controls and Procedures

(a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

(b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 20th day of April, 2018.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 20th day of April, 2018.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

5